UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2009



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED AUGUST 31, 2009


                           USAA WORLD GROWTH FUND



[LOGO OF USAA]
    USAA(R)














PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA WORLD GROWTH FUND
AUGUST 31, 2009












                                                                      (Form N-Q)

48051-1009                                   (c)2009, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

USAA WORLD GROWTH FUND
August 31, 2009 (unaudited)

                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES      SECURITY                                                                        (000)
----------------------------------------------------------------------------------------------------
          COMMON STOCKS (99.1%)

          CONSUMER DISCRETIONARY (14.0%)
          ------------------------------
          ADVERTISING (2.6%)
  170,890 Omnicom Group, Inc.                                                          $       6,207
  543,387 WPP plc (a)                                                                          4,567
                                                                                     ---------------
                                                                                              10,774
                                                                                     ---------------
          APPAREL & ACCESSORIES & LUXURY GOODS (4.3%)
  417,970 Burberry Group plc (a)                                                               3,271
  183,645 Compagnie Financiere Richemont S.A.                                                  4,998
   98,420 LVMH Moet Hennessy Louis Vuitton S.A.                                                9,410
                                                                                     ---------------
                                                                                              17,679
                                                                                     ---------------
          APPAREL RETAIL (0.2%)
   31,600 Abercrombie & Fitch Co. "A"                                                          1,020
                                                                                     ---------------
          CASINOS & GAMING (1.1%)
  708,645 Ladbrokes plc (a)                                                                    2,235
  796,020 William Hill plc (a)                                                                 2,390
                                                                                     ---------------
                                                                                               4,625
                                                                                     ------- --------
          FOOTWEAR (1.8%)
  134,330 NIKE, Inc. "B"                                                                       7,441
                                                                                     ---------------
          MOTORCYCLE MANUFACTURERS (0.5%)
   79,590 Harley-Davidson, Inc.                                                                1,909
                                                                                     ---------------
          MOVIES & ENTERTAINMENT (2.5%)
  106,752 Vivendi S.A.                                                                         3,041
  284,700 Walt Disney Co.                                                                      7,414
                                                                                     ---------------
                                                                                              10,455
                                                                                     ---------------
          PUBLISHING (0.8%)
  172,700 Wolters Kluwer N.V.                                                                  3,419
                                                                                     ---------------
          SPECIALTY STORES (0.2%)
   96,390 Sally Beauty Holdings, Inc. *                                                          685
                                                                                     ---------------
          Total Consumer Discretionary                                                        58,007
                                                                                     ---------------

          CONSUMER STAPLES (20.5%)
          ------------------------
          BREWERS (2.9%)
  369,900 Grupo Modelo S.A. de C.V. "C" *                                                      1,350
  257,460 Heineken N.V. (b)                                                                   10,868
                                                                                     ---------------
                                                                                              12,218
                                                                                     ---------------
          DISTILLERS & VINTNERS (3.1%)
  536,665 Diageo plc (a)                                                                       8,334
   55,802 Pernod Ricard S.A.                                                                   4,349
                                                                                     ---------------
                                                                                              12,683
                                                                                     ---------------
          DRUG RETAIL (1.6%)
  192,300 Walgreen Co.                                                                         6,515
                                                                                     ---------------

----------------------------------------------------------------------------------------------------
1 | USAA World Growth Fund

----------------------------------------------------------------------------------------------------

                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES      SECURITY                                                                        (000)
----------------------------------------------------------------------------------------------------

          FOOD RETAIL (0.8%)
   25,100 Lawson, Inc.                                                                 $       1,087
  351,639 Tesco plc (a)                                                                        2,153
                                                                                     ---------------
                                                                                               3,240
                                                                                     ---------------
          HOUSEHOLD PRODUCTS (4.4%)
  196,300 Kao Corp.                                                                            4,979
   87,675 Procter & Gamble Co.                                                                 4,744
  184,070 Reckitt Benckiser Group plc (a)                                                      8,525
                                                                                     ---------------
                                                                                              18,248
                                                                                     ---------------
          PACKAGED FOODS & MEAT (6.1%)
   73,204 DANONE S.A.                                                                          3,981
   69,790 General Mills, Inc.                                                                  4,169
   75,407 J.M. Smucker Co.                                                                     3,941
  314,566 Nestle S.A.                                                                         13,065
                                                                                     ---------------
                                                                                              25,156
                                                                                     ---------------
          PERSONAL PRODUCTS (0.3%)
   26,800 Beiersdorf AG                                                                        1,360
                                                                                     ---------------
          SOFT DRINKS (1.3%)
   94,960 PepsiCo, Inc.                                                                        5,382
                                                                                     ---------------
          Total Consumer Staples                                                              84,802
                                                                                     ---------------

          ENERGY (5.2%)
          -------------
          INTEGRATED OIL & GAS (3.8%)
   55,250 Chevron Corp.                                                                        3,864
   37,480 Exxon Mobil Corp.                                                                    2,592
  152,070 Royal Dutch Shell plc "A"                                                            4,219
   84,340 Total S.A.                                                                           4,833
                                                                                     ---------------
                                                                                              15,508
                                                                                     ---------------
          OIL & GAS EQUIPMENT & SERVICES (0.4%)
   47,900 National-Oilwell Varco, Inc. *                                                       1,741
                                                                                     ---------------
          OIL & GAS EXPLORATION & PRODUCTION (1.0%)
      528 INPEX Holdings, Inc.                                                                 4,313
                                                                                     ---------------
          Total Energy                                                                        21,562
                                                                                     ---------------

          FINANCIALS (12.3%)
          ------------------
          ASSET MANAGEMENT & CUSTODY BANKS (3.9%)
  196,381 Bank of New York Mellon Corp.                                                        5,815
   54,891 Julius Baer Holding AG "B"                                                           2,791
  142,070 State Street Corp.                                                                   7,456
                                                                                     ---------------
                                                                                              16,062
                                                                                     ---------------
          CONSUMER FINANCE (1.1%)
  106,400 Aeon Credit Service Co. Ltd.                                                         1,203
   97,800 American Express Co.                                                                 3,308
                                                                                     ---------------
                                                                                               4,511
                                                                                     ---------------
          DIVERSIFIED BANKS (2.3%)
  409,408 Banca Intesa S.p.A. *                                                                1,774
   50,649 Erste Bank der Oesterreichischen Sparkassen AG                                       2,146
    8,301 Komercni Banka A.S.                                                                  1,584
  172,339 Standard Chartered plc (a)                                                           3,912
                                                                                     ---------------
                                                                                               9,416
                                                                                     ---------------
          DIVERSIFIED CAPITAL MARKETS (1.2%)
  268,043 UBS AG *                                                                             4,946
                                                                                     ---------------
----------------------------------------------------------------------------------------------------
                                                                        Portfolio of Investments | 2

----------------------------------------------------------------------------------------------------

                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES      SECURITY                                                                        (000)
----------------------------------------------------------------------------------------------------

          INVESTMENT BANKING & BROKERAGE (1.0%)
   24,500 Goldman Sachs Group, Inc.                                                    $       4,054
                                                                                     ---------------
          MULTI-LINE INSURANCE (1.3%)
  235,310 AXA S.A.                                                                             5,357
                                                                                     ---------------
          REINSURANCE (0.7%)
   67,058 Swiss Re                                                                             3,092
                                                                                     ---------------
          SPECIALIZED FINANCE (0.8%)
   46,600 Deutsche Boerse AG                                                                   3,557
                                                                                     ---------------
          Total Financials                                                                    50,995
                                                                                     ---------------

          HEALTH CARE (16.2%)
          -------------------
          BIOTECHNOLOGY (0.3%)
   22,059 Actelion Ltd. *                                                                      1,273
                                                                                     ---------------
          HEALTH CARE EQUIPMENT (4.7%)
  179,850 Medtronic, Inc.                                                                      6,888
   14,678 Sonova Holding AG                                                                    1,404
   51,900 St. Jude Medical, Inc. *                                                             2,000
   37,980 Synthes, Inc.                                                                        4,444
   96,570 Zimmer Holdings, Inc. *                                                              4,573
                                                                                     ---------------
                                                                                              19,309
                                                                                     ---------------
          HEALTH CARE SUPPLIES (1.9%)
   20,240 Alcon, Inc.                                                                          2,621
  106,800 DENTSPLY International, Inc.                                                         3,600
   32,700 Essilor International SA                                                             1,766
                                                                                     ---------------
                                                                                               7,987
                                                                                     ---------------
          LIFE SCIENCES TOOLS & SERVICES (2.2%)
  100,160 Thermo Fisher Scientific, Inc. *                                                     4,528
   91,110 Waters Corp. *                                                                       4,581
                                                                                     ---------------
                                                                                               9,109
                                                                                     ---------------
          PHARMACEUTICALS (7.1%)
   94,350 Bayer AG                                                                             5,793
   89,500 GlaxoSmithKline plc (a)                                                              1,752
   84,050 Johnson & Johnson                                                                    5,080
   62,230 Merck KGaA                                                                           5,643
   70,200 Roche Holdings AG                                                                   11,157
                                                                                     ---------------
                                                                                              29,425
                                                                                     ---------------
          Total Health Care                                                                   67,103
                                                                                     ---------------

          INDUSTRIALS (10.5%)
          -------------------
          AIR FREIGHT & LOGISTICS (2.4%)
  216,225 TNT N.V. (b)                                                                         5,335
   90,590 United Parcel Service, Inc. "B"                                                      4,843
                                                                                     ---------------
                                                                                              10,178
                                                                                     ---------------
          ELECTRICAL COMPONENTS & EQUIPMENT (3.6%)
  163,630 Legrand S.A.                                                                         4,016
   86,660 Rockwell Automation, Inc.                                                            3,627
   80,965 Schneider Electric S.A.                                                              7,463
                                                                                     ---------------
                                                                                              15,106
                                                                                     ---------------
          INDUSTRIAL CONGLOMERATES (2.7%)
  114,150 3M Co.                                                                               8,230
  214,970 Smiths Group plc (a)                                                                 2,792
                                                                                     ---------------
                                                                                              11,022
                                                                                     ---------------

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3 | USAA World Growth Fund

----------------------------------------------------------------------------------------------------

                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES      SECURITY                                                                        (000)
----------------------------------------------------------------------------------------------------

          INDUSTRIAL MACHINERY (0.5%)
   23,200 FANUC Ltd.                                                                   $       1,892
                                                                                     ---------------
          RAILROADS (1.3%)
  113,376 Canadian National Railway Co.                                                        5,473
                                                                                     ---------------
          Total Industrials                                                                   43,671
                                                                                     ---------------

          INFORMATION TECHNOLOGY (10.9%)
          ------------------------------
          COMMUNICATIONS EQUIPMENT (1.6%)
  308,040 Cisco Systems, Inc. *                                                                6,654
                                                                                     ---------------
          DATA PROCESSING & OUTSOURCED SERVICES (0.4%)
   37,310 DST Systems, Inc. *                                                                  1,709
                                                                                     ---------------
          ELECTRONIC COMPONENTS (1.5%)
   12,700 Hirose Electric Co. Ltd.                                                             1,568
  208,600 HOYA Corp.                                                                           4,708
                                                                                     ---------------
                                                                                               6,276
                                                                                     ---------------
          IT CONSULTING & OTHER SERVICES (1.2%)
  145,290 Accenture Ltd. "A" *                                                                 4,794
                                                                                     ---------------
          OFFICE ELECTRONICS (1.3%)
  142,100 Canon, Inc.                                                                          5,452
                                                                                     ---------------
          SEMICONDUCTOR EQUIPMENT (0.4%)
   55,573 ASML Holding N.V.                                                                    1,524
                                                                                     ---------------
          SEMICONDUCTORS (2.4%)
  219,440 Intel Corp.                                                                          4,459
    8,724 Samsung Electronics Co. Ltd.                                                         5,386
                                                                                     ---------------
                                                                                               9,845
                                                                                     ---------------
          SYSTEMS SOFTWARE (2.1%)
  404,560 Oracle Corp.                                                                         8,848
                                                                                     ---------------
          Total Information Technology                                                        45,102
                                                                                     ---------------

          MATERIALS (6.8%)
          ----------------
          INDUSTRIAL GASES (4.4%)
   51,273 Air Liquide S.A.                                                                     5,472
  103,800 Linde AG                                                                            10,431
   31,760 Praxair, Inc.                                                                        2,434
                                                                                     ---------------
                                                                                              18,337
                                                                                     ---------------
          SPECIALTY CHEMICALS (2.4%)
    8,058 Givaudan S.A.                                                                        5,791
   55,690 International Flavors & Fragrances, Inc.                                             1,984
   37,800 Shin-Etsu Chemical Co. Ltd.                                                          2,234
                                                                                     ---------------
                                                                                              10,009
                                                                                     ---------------
          Total Materials                                                                     28,346
                                                                                     ---------------

          TELECOMMUNICATION SERVICES (0.7%)
          ---------------------------------
          INTEGRATED TELECOMMUNICATION SERVICES (0.7%)
1,344,650 Singapore Telecommunications Ltd.                                                    2,930
                                                                                     ---------------
          Total Telecommunication Services                                                     2,930
                                                                                     ---------------

          UTILITIES (2.0%)
          ----------------
          ELECTRIC UTILITIES (0.7%)
   65,866 E.ON AG                                                                              2,786
                                                                                     ---------------
          MULTI-UTILITIES (1.3%)
  131,077 Gaz de France S.A.                                                                   5,523
                                                                                     ---------------

----------------------------------------------------------------------------------------------------
                                                                        Portfolio of Investments | 4

----------------------------------------------------------------------------------------------------

                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------

          Total Utilities                                                                      8,309
                                                                                     ---------------
          Total Common Stocks (cost: $407,387)                                               410,827
                                                                                     ---------------

          MONEY MARKET INSTRUMENTS (0.7%)

          MONEY MARKET FUNDS (0.7%)

2,808,536 State Street Institutional Liquid Reserve Fund, 0.26%
                 (c)(cost:  $2,809)                                                    $       2,809
                                                                                     ---------------

                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------

          SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
          FROM SECURITIES LOANED (2.7%)

          MONEY MARKET FUNDS (1.5%)

        7 AIM Short-Term Investment Co. Liquid Assets Portfolio, 0.30%, 0.30%(c)                  --
5,959,057 BlackRock Liquidity Funds TempFund, 0.22%, 0.22%(c)                                  5,959
                                                                                     ---------------
          Total Money Market Funds                                                             5,959
                                                                                     ---------------

PRINCIPAL                                                                                     MARKET
AMOUNT                                                                                         VALUE
(000)     SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------

          REPURCHASE AGREEMENTS (1.2%)
$   3,200 Credit Suisse First Boston LLC, 0.21%, acquired on 8/31/2009 and due
              9/01/2009 at $3,200 (collateralized by $3,265 of Federal Home
              Loan(e), 0.13%(d), due 10/28/2009; market value $3,264)                          3,200
    1,800 Deutsche Bank Securities, Inc., 0.12%, acquired on 8/31/2009 and due
              9/01/2009 at $1,800 (collateralized by $1,837 of Freddie Mac(e),
              0.12%(d), due 11/13/2009; market value $1,836)                                   1,800
                                                                                     ---------------
              Total Repurchase Agreements                                                      5,000
                                                                                     ---------------
              Total Short-term Investments Purchased With Cash Collateral From
              Securities Loaned (cost: $10,959)                                               10,959
                                                                                     ---------------
              TOTAL INVESTMENTS (COST: $421,155)                                     $       424,595
                                                                                     ===============

----------------------------------------------------------------------------------------------------
5 | USAA World Growth Fund

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($ IN 000S)                             VALUATION HIERARCHY
                                        -------------------

                                (LEVEL 1)        (LEVEL 2)       (LEVEL 3)
                              QUOTED PRICES        OTHER        SIGNIFICANT
                                IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                 MARKETS         OBSERVABLE        INPUTS
                              FOR IDENTICAL       INPUTS
                                  ASSETS                                                       TOTAL
----------------------------------------------------------------------------------------------------
EQUITY SECURITIES:
  COMMON STOCKS              $    370,896      $     39,931     $         --         $       410,827
MONEY MARKET INSTRUMENTS:
  MONEY MARKET FUNDS                2,809                --               --                   2,809
SHORT-TERM INVESTMENTS
PURCHASED WITH CASH
COLLATERAL FROM SECURITIES
LOANED:
  MONEY MARKET FUNDS                5,959                --               --                   5,959
  REPURCHASE AGREEMENTS                --             5,000               --                   5,000
----------------------------------------------------------------------------------------------------
       Total                 $    379,664      $     44,931     $         --         $       424,595
----------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------
                                                                        Portfolio of Investments | 6

--------------------------------------------------------------------------------

NOTES TO PORTFOLIO
OF INVESTMENTS

August 31, 2009 (unaudited)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA World Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

--------------------------------------------------------------------------------
7 | USAA World Growth Fund

--------------------------------------------------------------------------------

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157), clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

--------------------------------------------------------------------------------
                                           Notes to Portfolio of Investments | 8

--------------------------------------------------------------------------------

 C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The aggregate fair market value of the loaned portion of these securities as of August 31, 2009, was approximately $10,557,000.

E. SUBSEQUENT EVENTS - Effective August 31, 2009, the Fund adopted FASB Statement 165, "Subsequent Events" (Statement 165). This statement defines subsequent events as events or transactions that occur after the balance sheet date but before the quarterly report is issued or available to be issued and categorizes subsequent events as recognized or non-recognized for quarterly report purposes. The Fund has evaluated subsequent events through October 23, 2009, the date the quarterly report was issued, and has determined that there were no events that required recognition or disclosure in the Fund's quarterly report.

F. As of August 31, 2009, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2009, were $55,715,000 and $52,275,000 respectively, resulting in net unrealized appreciation of $3,440,000.

G. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $414,423,000 at August 31, 2009, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 61.2% of net assets at August 31, 2009.

SPECIFIC NOTES

(a) Security was fair valued at August 31, 2009, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.

--------------------------------------------------------------------------------
9 | USAA World Growth Fund

--------------------------------------------------------------------------------

(b)     The security or a portion thereof was out on loan as of August 31, 2009.
(c) Rate represents the money market fund annualized seven-day yield at August 31, 2009.
(d) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(e) Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.
*       Non-income-producing security.

--------------------------------------------------------------------------------
                                          Notes to Portfolio of Investments | 10



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended August 31, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    10/23/2009
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    10/27/2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    10/27/2009
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.